Condensed Financial Information About Registrant - Condensed Statement of Operations and Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2013 Cheniere Energy Partners, LP _ Parent [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP _ Parent [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP _ Parent [Member]
Condensed Income Statements, Captions [Line Items]
Operating costs and expenses					$ 14,417	$ 18,262	[1]	$ 13,104	[1]
Interest expense, net					0	12	[1]	0	[1]
Interest income					242	235	[1]	38	[1]
Equity loss of affiliates	0	0	0	15,253	(243,942)	(157,416)	[1]	(40,494)	[1]
Net income (loss)	0	54	(54)	13,576	(258,117)	(175,431)	[1]	(53,560)	[1]
Other comprehensive income (loss) attributable to affiliates					27,240	(27,240)	[1]	0	[1]
Comprehensive loss					$ (230,877)	$ (202,671)	[1]	$ (53,560)	[1]

[1]	Retrospectively adjusted as discussed in Note 1—"Summary of Significant Accounting Policies" in our Notes to Condensed Financial Statements.